Net debt -Summary of by currency, group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	$ (21,931)	$ (12,442)
Lease liabilities	(1,586)	(1,413)
Cash and cash equivalents	8,872	8,495
Other investments	833	609
Net debt	(14,362)	(5,491)	$ (4,231)
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(21,924)
Lease liabilities	(1,586)
Derivatives related to net debt	(80)
Cash and cash equivalents	8,865
Other investments	363
Net debt	(14,362)	(5,491)
Foreign exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(21,674)
Lease liabilities	(707)
Derivatives related to net debt	(80)
Cash and cash equivalents	7,921
Other investments	0
Net debt	(14,540)	(5,743)
Foreign exchange risk | Australian dollar
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(64)
Lease liabilities	(495)
Derivatives related to net debt	0
Cash and cash equivalents	310
Other investments	363
Net debt	114	128
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(186)
Lease liabilities	(167)
Derivatives related to net debt	0
Cash and cash equivalents	97
Other investments	0
Net debt	(256)	(235)
Foreign exchange risk | South African rand
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	0
Lease liabilities	(2)
Derivatives related to net debt	0
Cash and cash equivalents	147
Other investments	0
Net debt	145	165
Foreign exchange risk | Other
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	0
Lease liabilities	(215)
Derivatives related to net debt	0
Cash and cash equivalents	390
Other investments	0
Net debt	$ 175	$ 194